STOCK OPTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Compensation expense	$ 7,334	$ 32,661	$ 37,848	$ 46,398
Unrecognized compensation costs	$ 64,949
Period for recognition	4 years 9 months 29 days
Options to purchase common stock under 2011 Stock Incentive Plan	15,586,424		6,900,356
Average exercise price under 2011 Stock Incentive Plan	$ 0.328		$ 0.428
Exercisable at end of period	15,586,424		6,900,356
Stock options granted	9,231,066		3,454,853
Aggregate intrinsic value	$ 355,100
2011 Stock Incentive Plan
Options to purchase common stock under 2011 Stock Incentive Plan	534,736		15,404
Average exercise price under 2011 Stock Incentive Plan	$ .377		$ 14.68
Stock Options
Stock options granted	530,000		0	0